Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
2018 remainder of the year	$474,750
2019	1,076,000
2020	573,000
2021	130,000
2022	68,000
2023	106,000
$2,427,750

Year Ending December 31,
2018	$139,000
2019	23,000
$162,000